Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Trading assets and liabilities
end of	6M16	2015
Trading assets (CHF million)
Debt securities	66,674	80,546
Equity securities	69,895	71,102
Derivative instruments [1]	29,504	28,579
Other	11,660	10,869
Trading assets	177,733	191,096
Trading liabilities (CHF million)
Short positions	24,647	25,509
Derivative instruments [1]	27,045	23,545
Trading liabilities	51,692	49,054
1 Amounts shown after counterparty and cash collateral netting.

Cash collateral receivables and payables
Cash collateral on derivative instruments
end of	6M16	2015
Cash collateral – netted (CHF million) [1]
Cash collateral paid	39,759	32,127
Cash collateral received	29,055	22,027
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,050	7,987
Cash collateral received	12,776	13,991
1 Recorded as cash collateral netting on derivative instruments in Note 21 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 18 – Other assets and other liabilities.